Retirement-Related Benefits - Expected Benefit Payments (Details) $ in Millions	Dec. 31, 2018 USD ($)
Pension Plans
Expected Benefit Payments
Expected benefit payments, 2019	$ 5,841
Expected benefit payments, 2020	5,877
Expected benefit payments, 2021	5,924
Expected benefit payments, 2022	5,937
Expected benefit payments, 2023	5,915
Expected benefit payments, 2024-2028	28,619
Nonpension Postretirement Plans
Expected Benefit Payments
Expected benefit payments, 2019	416
Expected benefit payments, 2020	429
Expected benefit payments, 2021	440
Expected benefit payments, 2022	439
Expected benefit payments, 2023	423
Expected benefit payments, 2024-2028	1,846
U.S. | Pension Plans | Qualified Plans
Expected Benefit Payments
Expected benefit payments, 2019	3,521
Expected benefit payments, 2020	3,537
Expected benefit payments, 2021	3,529
Expected benefit payments, 2022	3,489
Expected benefit payments, 2023	3,440
Expected benefit payments, 2024-2028	16,237
U.S. | Pension Plans | Nonqualified Plans
Expected Benefit Payments
Expected benefit payments, 2019	122
Expected benefit payments, 2020	123
Expected benefit payments, 2021	123
Expected benefit payments, 2022	122
Expected benefit payments, 2023	121
Expected benefit payments, 2024-2028	574
U.S. | Nonpension Postretirement Plans
Expected Benefit Payments
Expected benefit payments, 2019	377
Expected benefit payments, 2020	388
Expected benefit payments, 2021	397
Expected benefit payments, 2022	394
Expected benefit payments, 2023	377
Expected benefit payments, 2024-2028	1,587
Non-U.S. | Pension Plans | Qualified Plans
Expected Benefit Payments
Expected benefit payments, 2019	1,862
Expected benefit payments, 2020	1,874
Expected benefit payments, 2021	1,876
Expected benefit payments, 2022	1,911
Expected benefit payments, 2023	1,922
Expected benefit payments, 2024-2028	9,514
Non-U.S. | Pension Plans | Nonqualified Plans
Expected Benefit Payments
Expected benefit payments, 2019	336
Expected benefit payments, 2020	343
Expected benefit payments, 2021	397
Expected benefit payments, 2022	414
Expected benefit payments, 2023	432
Expected benefit payments, 2024-2028	2,293
Non-U.S. | Nonpension Postretirement Plans | Qualified Plans
Expected Benefit Payments
Expected benefit payments, 2019	7
Expected benefit payments, 2020	7
Expected benefit payments, 2021	7
Expected benefit payments, 2022	7
Expected benefit payments, 2023	7
Expected benefit payments, 2024-2028	41
Non-U.S. | Nonpension Postretirement Plans | Nonqualified Plans
Expected Benefit Payments
Expected benefit payments, 2019	33
Expected benefit payments, 2020	34
Expected benefit payments, 2021	36
Expected benefit payments, 2022	37
Expected benefit payments, 2023	39
Expected benefit payments, 2024-2028	$ 218